JPMORGAN INCOME FUNDS

JPMorgan Bond Fund
(Class A)
JPMorgan Real Return Fund
(Class A)
JPMorgan Short Term Bond Fund
(Class A)
(each a series of JPMorgan Trust I)

JPMorgan Short Term Bond Fund II
(Class A)
(a series of J.P. Morgan Mutual Fund Group)

Supplement dated June 30, 2006
to the Class A, Class B and Class C Shares Prospectus dated December 31, 2005

Sales Charge and CDSC Changes. Effective August 1, 2006, the maximum sales charge (load) imposed on purchases of Class A Shares of the Bond Fund and the Real Return Fund will be lowered from 4.50% to 3.75% of the offering price. Also effective August 1, 2006, the maximum sales charge (load) imposed on purchases of Class A Shares of the Short Term Bond Fund and the Short Term Bond Fund II will be lowered from 3.00% to 2.25% of the offering price. The new sales charges will apply only to Class A Shares of the Funds purchased on or after August 1, 2006. Effective September 15, 2006, shareholders will be charged a contingent deferred sales charge on exchanges of Class A Shares into a money market fund if they were not charged a sales charge at the time of purchase because they purchased $1,000,000 or more of Class A Shares. Also effective September 15, 2006, shareholders will not be charged a contingent deferred sales charge on exchanges of Class A Shares into non-money market funds, but the new Class A Shares will be subject to sales charges applicable to the Fund from which the shareholder exchanged and the current holding period for the exchanged Class A Shares will carry over to the new shares. In connection with these changes, the tables entitled “TOTAL SALES CHARGE FOR FUNDS” in the section “How to Do Business with the Funds — Sales Charges — Class A Shares” on pages 40 and 41 of the Prospectus are hereby replaced with the following:

If you buy Class A Shares of the JPMorgan Short Term Bond Fund and JPMorgan Short Term Bond Fund II before August 1, 2006, the following table shows the amount of sales charge you pay and the commissions paid to Financial Intermediaries:

TOTAL SALES CHARGE FOR FUNDS

Amount of Purchase	Sales Charge As a % of Offering Price	Sales Charge As a % of Your Investment[1]	Commission As a % of Offering Price
Less Than $100,000	3.00	3.09	2.70
$100,000 – $249,999	2.50	2.56	2.18
$250,000 – $499,999	2.00	2.04	1.64
$500,000 – $999,999	1.50	1.52	1.20
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There are no front-end sales charges for investments of $1,000,000 or more in a Fund.

**	If you purchase $1 million or more of Class A Shares of the JPMorgan Short Term Bond Fund or JPMorgan Short Term Bond Fund II and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.50% of the purchase price if you redeem any or all of the Class A Shares of either of those Funds during the first 12 months after purchase. The charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Effective September 15, 2006, such charges apply to exchanges into money market funds. Also effective September 15, 2006, if you exchange your Class A Shares for Class A

SUP-INC-606

Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1.00% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

If you buy Class A Shares of the JPMorgan Short Term Bond Fund or JPMorgan Short Term Bond Fund II on or after August 1, 2006, the following table shows the amount of sales charge you pay and the commissions paid to Financial Intermediaries:

TOTAL SALES CHARGE FOR FUNDS

Amount of Purchase	Sales Charge As a % of Offering Price	Sales Charge As a % of Your Investment[1]	Commission As a % of Offering Price
Less Than $100,000	2.25	2.30	2.00
$100,000 – $249,999	1.75	1.78	1.50
$250,000 – $499,999	1.25	1.27	1.00
$500,000 – $999,999	1.00	1.01	0.85
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There are no front-end sales charges for investments of $1,000,000 or more in a Fund.

**	If you purchase $1 million or more of Class A Shares of the JPMorgan Short Term Bond Fund or JPMorgan Short Term Bond Fund II and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.50% of the purchase price if you redeem any or all of the Class A Shares of either of those Funds during the first 12 months after purchase. The charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Effective September 15, 2006, such charges apply to exchanges into money market funds. Also effective September 15, 2006, if you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1.00% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

If you buy Class A Shares of the JPMorgan Bond Fund and JPMorgan Real Return Fund before August 1, 2006, the following table shows the amount of sales charge you pay and the commissions paid to Financial Intermediaries:

TOTAL SALES CHARGE FOR FUNDS

Amount of Purchase	Sales Charge As a % of Offering Price	Sales Charge As a % of Your Investment[1]	Commission As a % of Offering Price
Less Than $100,000	4.50	4.71	4.05
$100,000 – $249,999	3.50	3.63	3.05
$250,000 – $499,999	2.50	2.56	2.05
$500,000 – $999,999	2.00	2.04	1.60
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There are no front-end sales charges for investments of $1,000,000 or more in a Fund.

**	If you purchase $1 million or more of Class A Shares of the JPMorgan Bond Fund or JPMorgan Real Return Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares of either of those Funds during the first 12 months after purchase or 0.50% if you redeem any or all of the Class A Shares of either of those Funds between 12 and 24 months after purchase. The charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Effective September 15, 2006, such charges apply to exchanges into money market funds. Also effective September 15, 2006, if you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1.00% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

If you buy Class A Shares of the JPMorgan Bond Fund or JPMorgan Real Return Fund on or after August 1, 2006, the following table shows the amount of sales charge you pay and the commissions paid to Financial Intermediaries:

TOTAL SALES CHARGE FOR FUNDS

Amount of Purchase	Sales Charge As a % of Offering Price	Sales Charge As a % of Your Investment[1]	Commission As a % of Offering Price
Less Than $100,000	3.75	3.90	3.25
$100,000 – $249,999	3.25	3.36	2.75
$250,000 – $499,999	2.25	2.30	2.00
$500,000 – $999,999	1.75	1.78	1.50
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There are no front-end sales charges for investments of $1,000,000 or more in a Fund.

**	If you purchase $1 million or more of Class A Shares of the JPMorgan Bond Fund or JPMorgan Real Return Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.75% of the purchase price if you redeem any or all of the Class A Shares of either of those Funds during the first 12 months after purchase or 0.35% if you redeem any or all of the Class A Shares of either of those Funds between 12 and 24 months after purchase. The charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Effective September 15, 2006, such charges apply to exchanges into money market funds. Also effective September 15, 2006, if you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1.00% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Limitations on Purchases of Class B Shares. Effective September 15, 2006, a Fund will reject purchase orders if the Fund determines that your purchase when aggregated with the value of Class B shares of all JPMorgan Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more. In connection with this change, on page 37 of the Prospectus, the last two paragraphs under Class B Shares are deleted and are hereby replaced with the following:

Individual purchases of $100,000 or more will be rejected. In addition, effective September 15, 2006, purchases will also be rejected if the Fund has determined that your purchase when aggregated with the value of Class B shares of all JPMorgan Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more.

The Funds may not be able to identify Class B Share purchases that exceed $100,000 if you hold your shares through one or more Financial Intermediaries or in accounts with different tax or other identification numbers. If you hold your shares through a Financial Intermediary, it is the responsibility of the Financial Intermediary to determine if an initial or additional purchase of Class B shares is suitable for you. It is your responsibility to inform your Financial Intermediary or the Fund of any and all accounts that should be linked together for purposes of determining whether the application of the Right of Accumulation or the use of a Letter of Intent would make Class A Shares a more suitable investment than Class B Shares. For a discussion of the types of accounts that qualify for the Right of Accumulation and the Letter of Intent, please read “Sales Charges — Reducing your Class A Sales Charges.”

In addition, the following is added to the end of the section entitled “Can I automatically invest on a systematic basis?” on page 40 of the Prospectus:

Class B Purchases over $100,000. You should not utilize a systematic investment plan for purchases over $100,000 of Class B Shares. Effective September 15, 2006, we will no longer debit your bank account if the Fund has determined that your purchase of Class B shares when aggregated with the value of Class B shares of all JPMorgan Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more. To continue systematic investments in the Fund after you have invested $100,000 in Class B Shares, you will need to contact the Fund by calling 1-800-480-4111 or your Financial Intermediary to designate a different share class for systematic investments.

In addition, under the section “EXCHANGING FUND SHARES”, the following replaces the first sentence in the section entitled “Do I pay a sales charge on an exchange?” on page 47:

Generally, you will not pay a sales charge on an exchange except as specified in Sales Charges — Class A Shares or below.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN INCOME FUNDS

JPMorgan Bond Fund
JPMorgan Emerging Markets Debt Fund
JPMorgan Enhanced Income Fund
JPMorgan Real Return Fund
JPMorgan Short Term Bond Fund
JPMorgan Strategic Income Fund
(each a series of JPMorgan Trust I)
JPMorgan Short Term Bond Fund II
(a series of J.P. Morgan Mutual Fund Group)

Supplement dated June 30, 2006
to the Statement of Additional Information
Dated December 31, 2005, as supplemented June 16, 2006

The following language replaces the first three paragraphs and first three tables in the section entitled “Cash Compensation to Financial Intermediaries — Finder’s Fees” on page 61 of the Statement of Additional Information.

Finder’s Fee. Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the JPMorgan Equity Funds, the JPMorgan Specialty Funds, the JPMorgan International Funds, the JPMorgan Investor Funds, the JPMorgan SmartRetirement Funds, and the JPMorgan Fixed Income Funds (collectively “Qualifying Funds”) may receive a finder’s fee.

With respect to sales of the Funds (other than the Enhanced Income Fund, Short Term Bond Fund and Short Term Bond Fund II) prior to August 1, 2006, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $2,499,999*	1.00%
$2,500,000 – $9,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.20%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to a Fund (other than the Enhanced Income Fund, the Short Term Bond Fund and the Short Term Bond Fund II) is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the Fund (other than the Enhanced Income Fund, the Short Term Bond Fund and the Short Term Bond Fund II). The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

With respect to sales of the Funds (other than the Enhanced Income Fund, Short Term Bond Fund and Short Term Bond Fund II) on or after August 1, 2006, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $3,999,999*	0.75%
$4,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to a Fund (other than the Enhanced Income Fund, the Short Term Bond Fund and the Short Term Bond Fund II) is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 0.75% of the sale of the Class A Shares of the Fund (other than the Enhanced Income Fund, the Short Term Bond Fund and the Short Term Bond Fund II). The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

SUP-INCSAI-606

With respect to sales of the Enhanced Income Fund1, Short Term Bond Fund and Short Term Bond Fund II, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $9,999,999*	0.50%
$10,000,000 or more	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Enhanced Income Fund, the Short Term Bond Fund or the Short Term Bond Fund II, the Financial Intermediary will receive a Finder’s Fee equal to 0.50% of the sale of the Class A Shares of the Enhanced Income Fund, the Short Term Bond Fund and the Short Term Bond Fund II. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

1	Class A Shares of the Enhanced Income Fund have not commenced operations as of the date of this Supplement.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE